Financial Instruments with Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Risk and Uncertainty [Line Items]
EBP, Derivative
The tables below present information about derivative contracts by major product type.

	Fair Value as of December
	2025		2024
$ in thousands	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Interest rates	$–	$30	$68	$–
Commodities	222	–	292	2
Equities	2,570	24	344	–
Total gross fair value	$2,792	$54	$704	$2
Not offset in the statements of net assets available for benefits
Counterparty netting	$(24)	$(24)	$(2)	$(2)
Cash collateral netting	(2,768)	(30)	(702)	–
Total	$–	$–	$–	$–

	Notional Amounts as of December
$ in thousands	2025	2024
Interest rates	$127,220	$85,638
Commodities	79,944	117,891
Equities	132,966	128,447
Total	$340,130	$331,976
The table below presents the net appreciation/(depreciation) in the fair value of derivatives (including gains and losses on derivatives bought and sold, as well as held during the year) by major product type.

	Year Ended December
$ in thousands	2025	2024
Interest rates	$38	$(1,683)
Credit	–	65
Currencies	–	480
Commodities	(6,206)	(1,274)
Equities	6,113	(1,327)
Total	$(55)	$(3,739)